STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Warrant Activity) (Details) (USD $)	1 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2013	May 31, 2012	Jan. 31, 2012	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2013 Warrants to Purchase Common Stock [Member]	Jun. 30, 2012 Warrants to Purchase Common Stock [Member]	Mar. 31, 2013 Warrants Issued for Cash or Services [Member]	Sep. 30, 2012 Warrants Issued for Cash or Services [Member]	Jun. 30, 2013 Warrants Issued for Cash or Services [Member]	Jun. 30, 2012 Warrants Issued for Cash or Services [Member]
Number of Warrants
Balance at beginning of period						344,508	474,508			4,461,200	4,651,200
Granted				525,000		350,000				362,500
Exercised	(45,000)		(85,000)		(1,820,000)		(130,000)	(45,000)	(1,640,000)	(1,865,000)	(85,000)
Exercise rescission											45,000
Forfeited
Expired		(150,000)			(1,425,000)	(344,508)				(1,425,000)	(150,000)
Outstanding at end of period						350,000	344,508			1,533,700	4,461,200
Exercisable at end of period						350,000	344,508			1,533,700	4,461,200
Weighted Average Exercise Price
Balance at beginning of period						$ 1.05	$ 1.05			$ 1.46	$ 1.46
Granted						$ 0.63				$ 1.16
Exercised	$ 1.57		$ 1.5		$ 0.50		$ 0.50			$ 0.50	$ 0.50
Exercise rescission											$ 1.25
Forfeited
Expired		$ 1.50			$ 1.60	$ 1.05				$ 1.60	$ 1.5
Outstanding at end of period						$ 0.63	$ 1.05			$ 1.25	$ 1.46
Exercisable at end of period						$ 0.63	$ 1.05			$ 1.25	$ 1.46
Fair value of warrants granted						$ 0.33				$ 0.44
Remaining Contractual Life
Beginning balance						11 months 1 day	1 year 11 months 1 day			2 years 5 months 16 days	2 years 8 months 5 days
Granted						4 years 2 months 19 days				10 years
Exercised
Exercise recission
Forfeited
Expired
Outstanding at end of period						4 years 2 months 19 days	11 months 1 day			2 years 22 days	2 years 5 months 16 days
Exercisable at end of period						4 years 2 months 19 days	11 months 1 day			2 years 22 days	2 years 5 months 16 days